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                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON D.C. 20549
                                 FORM 13F



                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment  [  ]; Amendment Number:  __________

This Amendment (Check only one):
            [   ] is a restatement.
            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:       ALPS Advisers, Inc.
         Address:    1290 Broadway, Suite 1100
                     Denver, CO 80203

Form 13F File Number:      028-12230

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Bradley J. Swenson
Title:        Chief Compliance Officer
Phone:        303-623-2577

Signature, Place, and Date of Signing:

/s/ Bradley J. Swenson         Denver, Colorado          November 14, 2007
---------------------------    ----------------------    -----------------------
[Signature]                    [City, State]             [Date]


Report Type (Check only one):

[   ]   13F HOLDINGS REPORT. (Check here if all holdings of this
        reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings  reported are in this report and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

FORM 13F FILE NUMBER                NAME
---------------------------         -------------------------------------------
28-01127                            Chase Investment Counsel Corp.
28-05690                            Matrix Asset Advisors, Inc.
28-04871                            Blair William & Co.
28-06683                            TCW Investment Management Co.
28-03579                            Schneider Capital Management Corp.
28-04129                            M.A. Weatherbie and Co., Inc.
28-03791                            Pzena Investment Management

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                           FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:        0
                                  ----------------

Form 13F Information Table Entry Total:        8
                                       ----------------

Form 13F Information Table Value Total:      2852
                                       ----------------
                                               (thousands)

List of Other Included Managers:


No. Form 13F File Number Name


NONE

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Form 13(F) Information Table


      COLUMN 1                    COLUMN 2     COLUMN 3 COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
-------------------------    ---------------- --------- -------- ----------------------  ----------- --------- --------------------
                                                         VALUE     SHRS OR   SH/   PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
   NAME OF ISSUER             TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN   CALL   DISCRETION MANAGERS  SOLE   SHARED  NONE
-------------------------    ---------------- --------- --------- --------- ----- ------ ----------- --------- ------ -------- ----
iShares S&P 500 Index        ETF              464287200 $1,075.00       755                                       755
iShares Lehamn Agg Bond      ETF              464287226 $  470.00       560                                       560
iShares Leham 1-3 YR TRS Bnd ETF              464287457 $  359.00       533                                       533
iShares MSCI EAFE Index      ETF              464287465 $  426.00       567                                       567
Vanguard Emerging Market ETF ETF              922042858 $   87.00        99                                        99
Vanguard REIT ETF            ETF              922908553 $   84.00       114                                       114
Vanguard Small Cap           ETF              922908751 $  185.00       264                                       264
iShares Lehman US TIPS       ETF              464287176 $  166.00       211                                       211
                                                        $2,852.00                                                3103
